OPERATING LEASES	12 Months Ended
Dec. 31, 2017
Leases, Operating [Abstract]
OPERATING LEASES
OPERATING LEASES

Rental income

The minimum future revenues to be received under the Company's non-cancelable operating leases on its vessels as of December 31, 2017, are as follows:

Year ending December 31,	(in thousands of $)
2018	225,822
2019	199,174
2020	181,678
2021	133,495
2022	61,720
Thereafter	117,526
Total minimum lease revenues	919,415

There is no contingent rental income included above.

The cost and accumulated depreciation of vessels leased to third parties on operating leases at December 31, 2017 and 2016 were as follows:

(in thousands of $)	2017	2016
Cost	2,256,747	2,154,994
Accumulated depreciation	494,151	417,825
Vessels and equipment, net	1,762,596	1,737,169